FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	$ 1,902,955	$ 1,843,708
Derivative financial liabilities	(1,860,812)	(1,295,070)
Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets		1,843,708
Derivative financial liabilities	(1,860,812)	(1,295,070)
Derivative financial Assets liabilities	42,143	548,638
2020 | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets		992,605
Derivative financial liabilities		(580,790)
Between 1 and 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets		389,988
Derivative financial liabilities		(289,147)
Over 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets		461,115
Derivative financial liabilities		(425,133)
Forward contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	717,508	295,326
Derivative financial liabilities	(772,361)	(306,600)
Derivative financial Assets liabilities	(54,853)	(11,274)
Forward contract | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	717,508	295,326
Derivative financial liabilities	(772,361)	(306,600)
Derivative financial Assets liabilities	(54,853)	(11,274)
Forward contract | 2020 | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	712,990	277,578
Derivative financial liabilities	(757,560)	(292,585)
Forward contract | Between 1 and 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	4,518	17,741
Derivative financial liabilities	(14,801)	(14,015)
Forward contract | Over 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	7
Derivative financial liabilities	0	0
Swap contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,129,849	1,452,164
Derivative financial liabilities	(1,029,951)	(958,881)
Derivative financial Assets liabilities	99,898	493,283
Swap contract | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,129,849	1,452,164
Derivative financial liabilities	(1,029,951)	(958,881)
Derivative financial Assets liabilities	99,898	493,283
Swap contract | 2020 | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	281,412	645,735
Derivative financial liabilities	(259,645)	(270,900)
Swap contract | Between 1 and 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	364,797	345,321
Derivative financial liabilities	(311,324)	(262,848)
Swap contract | Over 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	483,640	461,108
Derivative financial liabilities	(458,982)	(425,133)
Option contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	55,598	96,218
Derivative financial liabilities	(58,500)	(29,589)
Derivative financial Assets liabilities	(2,902)	66,629
Option contract | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	55,598	96,218
Derivative financial liabilities	(58,500)	(29,589)
Derivative financial Assets liabilities	(2,902)	66,629
Option contract | 2020 | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	51,475	69,292
Derivative financial liabilities	(51,686)	(17,305)
Option contract | Between 1 and 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	4,123	26,926
Derivative financial liabilities	(6,814)	(12,284)
Option contract | Over 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	$ 0
Futures contract | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,902,955
Futures contract | 2020 | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,045,877
Derivative financial liabilities	(1,068,891)
Futures contract | Between 1 and 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	373,438
Derivative financial liabilities	(332,939)
Futures contract | Over 3 years | Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	483,640
Derivative financial liabilities	$ (458,982)